September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2060 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Dynamic 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 95.0%
BlackRock Real Estate Securities Fund	52,726	$ 805,120
BlackRock Tactical Opportunities Fund, Class K	480,927	7,704,453
Diversified Equity Master Portfolio	$77,984,697	77,984,697
International Tilts Master Portfolio	$23,199,945	23,199,945
iShares Core MSCI Emerging Markets ETF	250,556	16,516,652
iShares Core MSCI International Developed Markets ETF(b)	146,938	11,780,019
iShares MSCI Canada ETF(b)	66,790	3,376,235
iShares MSCI EAFE Small-Cap ETF(b)	45,391	3,482,398
iShares Russell 2000 ETF(b)	5,437	1,315,537
		146,165,056
Fixed-Income Funds — 1.6%
BlackRock Diversified Fixed Income Fund, Class K	143,305	1,369,995
iShares Broad USD Investment Grade Corporate Bond ETF	20,468	1,068,839
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	41	4,570
		2,443,404

Security	Shares	Value
Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)	14,003,952	$ 14,010,954
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)	8,791,115	8,791,115
		22,802,069
Total Investments — 111.4% (Cost: $153,104,633)		171,410,529
Liabilities in Excess of Other Assets — (11.4)%		(17,597,479)
Net Assets — 100.0%		$ 153,813,050

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 1,106,666	$ 7,376,494	$ (8,358,631)	$ (54,701)	$ (69,828)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	3,006,184	11,002,680 (b)	—	1,838	252	14,010,954	14,003,952	15,743 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,698,367	—	(11,907,252)(b)	—	—	8,791,115	8,791,115	355,961	—
BlackRock Diversified Fixed Income Fund, Class K	22,988	2,024,015	(690,309)	(4,948)	18,249	1,369,995	143,305	29,429	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(900)	—
BlackRock Real Estate Securities Fund	419,225	553,690	(194,141)	(4,143)	30,489	805,120	52,726	7,690	—
BlackRock Tactical Opportunities Fund, Class K	1,302,546	6,029,026	—	—	372,881	7,704,453	480,927	—	—
Diversified Equity Master Portfolio	42,609,411	27,564,864 (b)(d)	—	2,691,702	5,118,720	77,984,697	$77,984,697	833,395	—
International Tilts Master Portfolio	7,184,412	13,190,559 (b)(d)	—	735,815	2,089,159	23,199,945	$23,199,945	290,663	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	1,033,798	—	—	35,041	1,068,839	20,468	16,301	—
iShares Core MSCI Emerging Markets ETF	—	14,108,148	—	—	2,408,504	16,516,652	250,556	154,291	—
iShares Core MSCI International Developed Markets ETF	—	10,823,004	—	—	957,015	11,780,019	146,938	146,082	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	158,016	—	(154,124)	(6,892)	7,570	4,570	41	2,511	—
iShares MSCI Canada ETF	2,203,564	1,629,678	(1,096,773)	37,767	601,999	3,376,235	66,790	17,038	—
iShares MSCI EAFE ETF(a)	376,914	—	(408,847)	79,528	(47,595)	—	—	—	—

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2060 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI EAFE Small-Cap ETF	$ 1,661,148	$ 11,187,031	$ (10,715,568)	$ 617,737	$ 732,050	$ 3,482,398	45,391	$ 40,383	$ —
iShares Russell 2000 ETF	576,264	601,852	—	—	137,421	1,315,537	5,437	7,182	—
				$ 4,093,703	$ 12,391,927	$ 171,410,529		$ 1,915,769	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	11	12/11/25	$ 233	$ 3,500
TOPIX Index	13	12/11/25	2,757	19,157
E-mini Russell 2000 Index	38	12/19/25	4,665	26,614
Micro E-mini S&P 500 Index	247	12/19/25	8,322	108,064
MSCI EAFE Index	4	12/19/25	557	1,814
MSCI Emerging Markets Index	21	12/19/25	1,428	21,757
S&P 500 E-Mini Index	9	12/19/25	3,032	40,458
				221,364
Short Contracts
NASDAQ 100 E-Mini Index	9	12/19/25	4,482	(116,888)
Ultra U.S. Treasury Bond	8	12/19/25	962	(24,665)
				(141,553)
				$ 79,811
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,392,641	USD	2,894,834	Morgan Stanley & Co. International PLC	12/17/25	$ 14,395
EUR	2,471,137	USD	2,913,317	State Street Bank and Trust Co.	12/17/25	645
JPY	45,309,000	EUR	261,487	Morgan Stanley & Co. International PLC	12/17/25	389
JPY	45,309,000	USD	308,676	State Street Bank and Trust Co.	12/17/25	59
USD	27,181	EUR	23,000	Goldman Sachs International	12/17/25	59
USD	293,916	EUR	247,000	Morgan Stanley & Co. International PLC	12/17/25	2,654
						18,201
CAD	208,600	USD	151,496	Morgan Stanley & Co. International PLC	12/17/25	(1,068)
CAD	3,976,217	USD	2,887,728	Morgan Stanley & Co. International PLC	12/17/25	(20,358)
EUR	2,471,137	USD	2,920,325	Goldman Sachs International	12/17/25	(6,363)
EUR	260,000	USD	307,645	Morgan Stanley & Co. International PLC	12/17/25	(1,053)
JPY	853,358,384	EUR	4,941,619	Goldman Sachs International	12/17/25	(12,383)
JPY	853,358,749	USD	5,837,446	Goldman Sachs International	12/17/25	(22,675)
						(63,900)
						$ (45,699)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 44,980,414	$ —	$ —	$ 44,980,414
Fixed-Income Funds	2,443,404	—	—	2,443,404
Money Market Funds	22,802,069	—	—	22,802,069
	$70,225,887	$—	$—	70,225,887
Investments Valued at NAV(a)				101,184,642
				$ 171,410,529
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 198,707	$ 22,657	$ —	$ 221,364
Foreign Currency Exchange Contracts	—	18,201	—	18,201
Liabilities
Equity Contracts	(116,888)	—	—	(116,888)
Foreign Currency Exchange Contracts	—	(63,900)	—	(63,900)
Interest Rate Contracts	(24,665)	—	—	(24,665)
	$57,154	$(23,042)	$—	$34,112

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s